SCHEDULE OF EFFECTIVE TAX RATE (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income tax expense at Singapore statutory income tax rate		$ (343,837)	$ 132,325	$ (210,327)
Impact of different tax rates in other jurisdictions and elimination		409,252	18,733	291
Tax effect of disposal of subsidiaries	[1]	842,272
Permanent difference			806	14,338
Effect of change in valuation allowance		(907,687)	(151,864)	195,698
Total income tax expense
Effective income tax rate		0.00%	0.00%	0.00%

[1]	The amount represents the derecognition of deferred tax assets and the corresponding valuation allowance associated with the disposal of a subsidiary during the year ended September 30, 2025.